Condensed Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Balance at Dec. 31, 2024	$ 51,546,940	$ 43,644,831	$ 24,580	$ 7,926,689
Balance, shares at Dec. 31, 2024	131,304,499
Stock-based compensation	$ 43,868			43,868
Net income (loss) and comprehensive income (loss)		60,142		60,142
Balance at Mar. 31, 2025	$ 51,590,808	43,584,689	24,580	8,030,699
Balance, shares at Mar. 31, 2025	131,304,499
Balance at Dec. 31, 2024	$ 51,546,940	43,644,831	24,580	7,926,689
Balance, shares at Dec. 31, 2024	131,304,499
Net income (loss) and comprehensive income (loss)				(1,111,340)
Balance at Jun. 30, 2025	$ 51,636,389	44,756,172	24,580	6,904,798
Balance, shares at Jun. 30, 2025	131,304,499
Balance at Mar. 31, 2025	$ 51,590,808	43,584,689	24,580	8,030,699
Balance, shares at Mar. 31, 2025	131,304,499
Stock-based compensation	$ 45,581			45,581
Net income (loss) and comprehensive income (loss)		(1,171,483)		(1,171,483)
Balance at Jun. 30, 2025	$ 51,636,389	44,756,172	24,580	6,904,798
Balance, shares at Jun. 30, 2025	131,304,499
Balance at Dec. 31, 2025	$ 51,800,715	43,188,014	24,580	8,637,281
Balance, shares at Dec. 31, 2025	131,304,499
Stock-based compensation	$ 45,038			45,038
Net income (loss) and comprehensive income (loss)		(814,564)		(814,564)
Balance at Mar. 31, 2026	$ 51,845,753	44,002,578	24,580	7,867,755
Balance, shares at Mar. 31, 2026	131,304,499
Balance at Dec. 31, 2025	$ 51,800,715	43,188,014	24,580	8,637,281
Balance, shares at Dec. 31, 2025	131,304,499
Net income (loss) and comprehensive income (loss)				(2,372,907)
Balance at Jun. 30, 2026	$ 51,889,927	45,560,921	24,580	6,353,586
Balance, shares at Jun. 30, 2026	131,304,499
Balance at Mar. 31, 2026	$ 51,845,753	44,002,578	24,580	7,867,755
Balance, shares at Mar. 31, 2026	131,304,499
Stock-based compensation	$ 44,174			44,174
Net income (loss) and comprehensive income (loss)		(1,558,343)		(1,558,343)
Balance at Jun. 30, 2026	$ 51,889,927	$ 45,560,921	$ 24,580	$ 6,353,586
Balance, shares at Jun. 30, 2026	131,304,499